UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act File Number  811-21955

Stewart Capital Mutual  Funds
(Exact name of Registrant as specified in charter)

800 Philadelphia Street
Indiana, PA 15701
(Address of principal executive offices) (Zip code)

Malcolm Polley
Stewart Capital Advisors, LLC
800 Philadelphia Street
Indiana, PA 15701
(Name and address of agent for service)

Copy to:
JoAnn M. Strasser
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, Ohio 43215
(Name and address of agent for service)

Registrant's telephone number, including area code: (724) 465-1443

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

FORM N-Q

Item 1.  Schedule of Investments.

Stewart Capital Mid Cap Fund
Schedule of Investments March 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS 91.6%
Capital Goods 13.5%
Babcock & Wilcox Co.	31,058	$1,031,126
Cummins, Inc.	11,351	1,691,185
EMCOR Group, Inc.	61,217	2,864,343
Itron, Inc. *	62,264	2,212,863
Triumph Group, Inc.	22,784	1,471,391
		9,270,908

Consumer Durables & Apparel 3.2%
Polaris Industries, Inc.	16,010	2,236,757

Consumer Services 2.3%
Matthews International Corp. - Cl. A	38,827	1,584,530

Diversified Financials 2.1%
Federated Investors, Inc. - Cl. B	47,068	1,437,457

Energy 5.3%
HollyFrontier Corp.	32,864	1,563,669
Whiting Petroleum Corp. *	30,267	2,100,227
		3,663,896

Food, Beverage & Tobacco 1.8%
J.M. Smucker Co. (The)	12,770	1,241,755

Health Care Equipment & Services 3.7%
Masimo Corp. *	35,310	964,316
Varian Medical Systems, Inc. *	19,375	1,627,306
		2,591,622

Insurance 3.9%
Amtrust Financial Services, Inc.	71,248	2,679,637

Materials 9.8%
CF Industries Holdings, Inc.	8,732	2,275,909
FMC Corp.	26,943	2,062,756
Southern Copper Corp.	81,809	2,381,460
		6,720,125

Media 2.0%
Meredith Corp.	29,170	1,354,363

Pharmaceuticals, Biotechnology & Life Sciences 4.0%
Myriad Genetics, Inc. *	80,979	2,768,672

Retailing 5.7%
American Eagle Outfitters, Inc.	139,398	1,706,231
GameStop Corp. - Cl. A	53,626	2,204,029
		3,910,260

Software & Services 7.0%
Conversant, Inc. *	125,879	3,543,494
Micros Systems, Inc. *	23,681	1,253,435
		4,796,929

Technology Hardware & Equipment 12.3%
F5 Networks, Inc. *	19,103	2,036,953
Flextronics International Ltd. *	204,683	1,891,271
Tech Data Corp. *	38,633	2,355,068
Western Digital Corp.	23,497	2,157,494
		8,440,786

Telecommunication Services 6.6%
j2 Global, Inc.	43,747	$2,189,537
Skyworks Solutions, Inc. *	62,763	2,354,868
		4,544,405

Transportation 3.1%
Kirby Corp. *	21,407	2,167,459

Utilities 5.3%
AGL Resources, Inc.	31,310	1,532,938
ONE Gas, Inc. *	7,694	276,445
Oneok, Inc.	30,778	1,823,597
		3,632,980
Total Common Stocks (Cost $44,511,544)		63,042,541

LIMITED PARTNERSHIP INTEREST 4.0%
Materials 4.0%
Terra Nitrogen Co., LP	17,874	2,720,065

Total Limited Partnership Interest (Cost $2,650,959)		2,720,065

SHORT TERM INVESTMENT 4.7%
Federated Prime Obligations Fund, 0.02% **	3,256,745	3,256,745

Total Short Term Investment (Cost $3,256,745)		3,256,745

Total Investments 100.3% (Cost $50,419,248)		69,019,351
Liabilities less Other Assets (0.3)%		(235,768)

Net Assets 100.0%		$68,783,583

*	Non-income producing

**	Represents 7-day effective yield as of March 31, 2014.

See Notes to Schedule of Investments

Notes to Schedule of Investments March 31, 2014 (Unaudited)

Organization

Stewart Capital Mutual Funds (the “Trust”) was organized on September 22, 2006 as a Delaware business trust and registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as a diversified open-end investment management company which seeks long-term capital appreciation. The Trust currently consists of one investment portfolio: Stewart Capital Mid Cap Fund (the “Fund”). Stewart Capital Advisors, LLC (the “Adviser”) is the Fund’s investment adviser. The Fund commenced investment operations at the close of business December 29, 2006.

Investment Valuation ■ In determining the Net Asset Value (“NAV”) of the Fund’s shares, common stocks that are listed on national securities exchanges are valued at the last sale price on the securities exchange on which such securities are primarily traded or at last sale price on the national securities market.  Securities that are traded on the Nasdaq National Market or the Nasdaq Smallcap Market (collectively, “Nasdaq-traded securities”) are valued at the Nasdaq Official Closing Price (“NOCP”).  Exchange-traded securities for which there were no transactions and Nasdaq-traded securities for which there is no NOCP are valued at the average of the current bid and asked prices on such exchanges.  Unlisted securities held by the Fund that are not included in the NASDAQ Stock Market are valued at the average of the quoted bid and asked prices in the OTC market.  Short-term securities having a maturity of 60 days or less are valued at amortized cost, which approximates market value.  Any securities for which there are no readily available market quotations will be valued at their fair value as determined in good faith by the Adviser pursuant to procedures established by and under the supervision of the Board of Trustees.  The fair value of a security is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations.  There can be no assurance that the Fund could obtain the fair value assigned to a security if it was to sell the security at approximately the time at which the Fund determines its NAV per share.

Accounting policies generally accepted in the United States of America (“GAAP”) defines fair value, establishes a three-tier framework for measuring fair value based on a hierarchy of inputs, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly and how that information must be incorporated into a fair value measurement.  The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs).  These inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

▪
Level 1 – quoted prices for active markets for identical securities.  An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

▪
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc. and quoted prices for identical or similar assets in markets that are not active.) Inputs that are derived principally from or corroborated by observable market data.  An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

▪	Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows:

Common stocks, limited partnerships and short-term investments. ■ Securities traded on a national exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Stocks traded on inactive markets or valued by reference to similar instruments are categorized in Level 2. Short-term investments may be valued using amortized cost which approximates fair value. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2014:

Investments in Securities	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks*	$63,042,541	$-	$-	$63,042,541
Limited Partnership Interest*	2,720,065	-	-	2,720,065
Short Term Investment	3,256,745	-	-	3,256,745
Total	$69,019,351	$-	$-	$69,019,351

*	All sub-categories within the security type represent their respective evaluation status. For a detailed breakout by industry, please refer to the Schedule of Investments.

U.S. GAAP requires the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.  For the period ended March 31, 2014, there were no transfers in and out of Level 1, Level 2 and Level 3.  The Fund did not hold any Level 2 or 3 securities during the period ended March 31, 2014.  It is the Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

Federal Income Tax Information
At December 31, 2013, gross unrealized appreciation and depreciation and cost of investments, based on cost for federal income tax purposes were as follows:

Cost of Investments	$49,837,923

Gross Unrealized Appreciation	$17.741.721
Gross Unrealized Depreciation	(1.459.492)

Net Unrealized Appreciation	$16,282,229

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sales, investments in limited partnerships and return of capital distributions from certain investments.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive Officer
99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Stewart Capital Mutual Funds

By:	/s/ Malcolm E. Polley
Malcolm E. Polley
Principal Executive Officer

Date:	5/23/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Malcolm E. Polley
Malcolm E. Polley
Principal Executive Officer

Date:	5/23/14

By:	/s/ Timothy P. McKee
Timothy P. McKee
Principal Financial Officer

Date:	5/23/14

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)